INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit at the statutory federal rate			$ 1,193,185	$ 681,346
State income tax benefits, net of federal benefit			35,149	110,647
Change in valuation allowance			1,228,334	791,993
Total	$ 0	$ 0